S000000711 [Member] Shareholder Fees - Western Asset Intermediate Bond Fund	May 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 0	[2]
Class IS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 0	[2]
CLASS A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	[3],[4]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1],[5]
Maximum Account Fee	$ 15	[2]
CLASS C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Account Fee	$ 15	[2]
CLASS R
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Account Fee	$ 0	[2]

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[3]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class — Sales charges” in the Prospectus.

[4]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Franklin Distributors is the broker-dealer of record (“Distributor Accounts”).
[5]
You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.